UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22148

                                     PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2017 is set forth below.

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.1%
	Diversified - 2.1%
5,018	Empire State Realty Trust, Inc., Class A	$104,826
14,656	Washington Real Estate Investment Trust	489,950

		594,776

	Health Care - 10.4%
22,629	HCP, Inc.	716,208
16,680	Healthcare Realty Trust, Inc.	555,444
19,813	Physicians Realty Trust	368,918
7,596	Ventas, Inc.	511,590
10,241	Welltower, Inc.	751,587

		2,903,747

	Hotel & Resort - 4.9%
17,902	Apple Hospitality REIT, Inc.	330,471
9,945	DiamondRock Hospitality Co.	116,158
28,920	Host Hotels & Resorts, Inc.	539,647
9,015	Park Hotels & Resorts, Inc.	242,774
6,116	RLJ Lodging Trust	129,414

		1,358,464

	Industrial - 7.2%
7,972	DCT Industrial Trust, Inc.	449,143
2,996	EastGroup Properties, Inc.	261,191
21,159	Prologis, Inc.	1,286,679

		1,997,013

	Office - 11.7%
3,352	Alexandria Real Estate Equities, Inc.	406,430
7,711	Boston Properties, Inc.	932,337
16,075	Cousins Properties, Inc.	147,729
3,599	Douglas Emmett, Inc.	137,698
25,774	Hudson Pacific Properties, Inc.	843,325
3,492	Kilroy Realty Corp.	242,380
1,661	SL Green Realty Corp.	171,532
5,004	Vornado Realty Trust	397,067

		3,278,498

	Residential - 16.0%
24,631	American Homes 4 Rent, Class A	566,759
4,684	AvalonBay Communities, Inc.	900,967
2,710	Camden Property Trust	243,087
3,655	Education Realty Trust, Inc.	137,245
15,674	Equity Residential	1,066,773
3,271	Essex Property Trust, Inc.	856,021
3,604	Mid-America Apartment Communities, Inc.	373,122
3,767	Sun Communities, Inc.	335,301

		4,479,275

	Retail - 17.8%
12,292	Brixmor Property Group, Inc.	240,800
4,031	Federal Realty Investment Trust	534,632
24,394	GGP, Inc.	551,548

20,661	Kimco Realty Corp.	$416,939
8,731	Macerich Co. (The)	501,072
12,442	Realty Income Corp.	709,941
7,461	Regency Centers Corp.	494,067
9,507	Simon Property Group, Inc.	1,506,860

		4,955,859

	Specialized - 30.0%
14,494	American Tower Corp.	1,975,967
13,314	Crown Castle International Corp.	1,339,122
7,960	CyrusOne, Inc.	475,292
4,917	Digital Realty Trust, Inc.	567,127
1,679	Equinix, Inc.	756,776
6,991	Extra Space Storage, Inc.	555,784
7,167	Iron Mountain, Inc.	261,094
4,143	Lamar Advertising Co., Class A	292,371
4,331	Public Storage	890,324
4,985	QTS Realty Trust, Inc., Class A	266,548
29,723	Weyerhaeuser Co.	981,453

		8,361,858

	Total Real Estate Investment Trusts (Cost $25,617,796)	27,929,490

	Money Market Fund - 0.0%
8,177	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b)
	(Cost $8,177)	8,177

	Total Investments (Cost $25,625,973)(c) - 100.1%	27,937,667
	Other assets less liabilities - (0.1)%	(14,670)

	Net Assets - 100.0%	$27,922,997

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,941,849. The net unrealized appreciation was $1,995,818, which consisted of aggregate gross unrealized appreciation of $2,865,214 and aggregate gross unrealized depreciation of $869,396.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
2,784	PowerShares 1-30 Laddered Treasury Portfolio	$90,870
1,767	PowerShares Emerging Markets Sovereign Debt Portfolio	52,003
2,433	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	104,741
1,555	PowerShares FTSE RAFI Emerging Markets Portfolio	32,795
1,801	PowerShares FTSE RAFI US 1000 Portfolio	189,303
488	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	58,401
3,408	PowerShares Fundamental High Yield® Corporate Bond Portfolio	64,991
3,530	PowerShares Fundamental Investment Grade Corporate Bond Portfolio	90,650
7,249	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	181,370
3,158	PowerShares Russell Top 200 Pure Growth Portfolio	130,525
2,772	PowerShares S&P 500® Low Volatility Portfolio	125,461
793	PowerShares S&P Emerging Markets Low Volatility Portfolio	19,563
1,985	PowerShares S&P International Developed Low Volatility Portfolio	65,644
1,338	PowerShares S&P MidCap Low Volatility Portfolio	58,645
1,676	PowerShares Senior Loan Portfolio	39,000

	Total Exchange-Traded Funds (Cost $1,257,948)	1,303,962

	Money Market Fund - 0.0%
53	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b) (Cost $53)	53

	Total Investments (Cost $1,258,001)(c) - 100.0%	1,304,015
	Other assets less liabilities - (0.0)%	(54)

	Net Assets - 100.0%	$1,303,961

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period February 21, 2017 (commencement of investment operations) through July 31, 2017.

	Value February 21, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$—	$92,911	$(3,715)	$1,622	$52	$90,870	$762
PowerShares Emerging Markets Sovereign Debt Portfolio	—	52,046	(931)	882	6	52,003	1,058
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	103,511	(7,530)	8,496	264	104,741	1,578
PowerShares FTSE RAFI Emerging Markets Portfolio	—	33,840	(2,017)	946	26	32,795	189
PowerShares FTSE RAFI US 1000 Portfolio	—	188,794	(1,659)	2,172	(4)	189,303	1,057
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	—	59,364	(1,070)	113	(6)	58,401	190
PowerShares Fundamental High Yield® Corporate Bond Portfolio	—	65,095	(622)	521	(3)	64,991	1,111
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	—	91,032	(1,500)	1,114	4	90,650	953
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	—	183,282	(1,916)	14	(10)	181,370	1,335
PowerShares Russell Top 200 Pure Growth Portfolio	—	126,118	(11,248)	15,081	574	130,525	426
PowerShares S&P 500® Low Volatility Portfolio	—	125,863	(6,369)	5,780	187	125,461	1,119
PowerShares S&P Emerging Markets Low Volatility Portfolio	—	18,890	(1,128)	1,753	48	19,563	141
PowerShares S&P International Developed Low Volatility Portfolio	—	62,638	(2,990)	5,896	100	65,644	714
PowerShares S&P MidCap Low Volatility Portfolio	—	58,993	(2,049)	1,654	47	58,645	198
PowerShares Senior Loan Portfolio	—	39,239	(209)	(30)	—	39,000	521

Total Investments in Affiliates	$—	$1,301,616	$(44,953)	$46,014	$1,285	$1,303,962	$11,352

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	In the Fund’s initial year of operations, the cost of investment for tax purpose will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $46,014, which consisted of aggregate gross unrealized appreciation of $46,043 and aggregate gross unrealized depreciation of $29.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
1,958	PowerShares 1-30 Laddered Treasury Portfolio(a)	$63,909
2,610	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	76,812
749	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)	32,244
856	PowerShares FTSE RAFI US 1000 Portfolio(a)	89,974
5,365	PowerShares Fundamental High Yield® Corporate Bond Portfolio(a)	102,311
7,447	PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	191,239
11,215	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio(a)	280,599
5,061	PowerShares Preferred Portfolio(a)	76,623
1,476	PowerShares Russell Top 200 Pure Growth Portfolio(a)	61,006
1,222	PowerShares S&P 500® Low Volatility Portfolio(a)	55,308
586	PowerShares S&P International Developed Low Volatility Portfolio(a)	19,379
4,399	PowerShares Senior Loan Portfolio(a)	102,365
2,585	Vanguard Short-Term Inflation-Protected Securities ETF	127,596

	Total Exchange-Traded Funds (Cost $1,256,575)	1,279,365

	Money Market Fund - 0.0%
35	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b) (Cost $35)	35

	Total Investments (Cost $1,256,610)(c) - 100.0%	1,279,400
	Other assets less liabilities - (0.0)%	(54)

	Net Assets - 100.0%	$1,279,346

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period February 21, 2017 (commencement of investment operations) through July 31, 2017.

	Value February 21, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$—	$65,432	$(2,714)	$1,146	$45	$63,909	$543
PowerShares Emerging Markets Sovereign Debt Portfolio	—	76,795	(1,318)	1,318	17	76,812	1,584
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	32,525	(3,018)	2,615	122	32,244	492
PowerShares FTSE RAFI US 1000 Portfolio	—	91,328	(2,386)	1,037	(5)	89,974	509
PowerShares Fundamental High Yield® Corporate Bond Portfolio	—	102,061	(567)	818	(1)	102,311	1,774
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	—	190,584	(1,728)	2,380	3	191,239	2,038
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	—	281,564	(970)	10	(5)	280,599	2,092
PowerShares Preferred Portfolio	—	75,605	(1,267)	2,271	14	76,623	1,782
PowerShares Russell Top 200 Pure Growth Portfolio	—	60,395	(6,798)	7,049	360	61,006	202
PowerShares S&P 500® Low Volatility Portfolio	—	56,509	(3,879)	2,557	121	55,308	500
PowerShares S&P International Developed Low Volatility Portfolio	—	18,873	(1,289)	1,740	55	19,379	214
PowerShares Senior Loan Portfolio	—	102,817	(372)	(80)	—	102,365	1,386

Total Investments in Affiliates	$—	$1,154,488	$(26,306)	$22,861	$726	$1,151,769	$13,116

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	In the Fund’s initial year of operations, the cost of investment for tax purpose will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $22,790, which consisted of aggregate gross unrealized appreciation of $22,944 and aggregate gross unrealized depreciation of $154.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
1,603	PowerShares 1-30 Laddered Treasury Portfolio	$52,322
1,113	PowerShares Emerging Markets Sovereign Debt Portfolio	32,756
3,526	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	151,794
2,194	PowerShares FTSE RAFI Emerging Markets Portfolio	46,272
2,316	PowerShares FTSE RAFI US 1000 Portfolio	243,435
711	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	85,089
2,669	PowerShares Fundamental Investment Grade Corporate Bond Portfolio	68,540
4,305	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	107,711
4,018	PowerShares Russell Top 200 Pure Growth Portfolio	166,071
3,492	PowerShares S&P 500® Low Volatility Portfolio	158,048
1,199	PowerShares S&P Emerging Markets Low Volatility Portfolio	29,579
2,802	PowerShares S&P International Developed Low Volatility Portfolio	92,662
974	PowerShares S&P MidCap Low Volatility Portfolio	42,690
897	PowerShares S&P SmallCap Low Volatility Portfolio	39,656

	Total Exchange-Traded Funds (Cost $1,258,449)	1,316,625

	Money Market Fund - 0.0%
55	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b)
	(Cost $55)	55

	Total Investments (Cost $1,258,504)(c) - 100.0%	1,316,680
	Other assets less liabilities - (0.0)%	(55)

	Net Assets - 100.0%	$1,316,625

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period February 21, 2017 (commencement of investment operations) through July 31, 2017.

	Value February 21, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$—	$53,549	$(2,180)	$923	$30	$52,322	$437
PowerShares Emerging Markets Sovereign Debt Portfolio	—	32,931	(728)	548	5	32,756	665
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	148,190	(8,995)	12,301	298	151,794	2,273
PowerShares FTSE RAFI Emerging Markets Portfolio	—	47,548	(2,664)	1,352	36	46,272	264
PowerShares FTSE RAFI US 1000 Portfolio	—	242,205	(1,557)	2,790	(3)	243,435	1,349
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	—	86,115	(1,192)	170	(4)	85,089	275
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	—	69,151	(1,449)	834	4	68,540	718
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	—	109,330	(1,618)	7	(8)	107,711	789
PowerShares Russell Top 200 Pure Growth Portfolio	—	157,812	(11,505)	19,189	575	166,071	537
PowerShares S&P 500® Low Volatility Portfolio	—	157,101	(6,504)	7,267	184	158,048	1,401
PowerShares S&P Emerging Markets Low Volatility Portfolio	—	28,488	(1,616)	2,649	58	29,579	212
PowerShares S&P International Developed Low Volatility Portfolio	—	87,777	(3,522)	8,317	90	92,662	1,001
PowerShares S&P MidCap Low Volatility Portfolio	—	42,639	(1,179)	1,201	29	42,690	144
PowerShares S&P SmallCap Low Volatility Portfolio	—	39,594	(569)	628	3	39,656	260

Total Investments in Affiliates	$—	$1,302,430	$(45,278)	$58,176	$1,297	$1,316,625	$10,325

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	In the Fund’s initial year of operations, the cost of investment for tax purpose will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation consisted entirely of aggregate gross unrealized appreciation of $58,176.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio (PSMM)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
2,765	PowerShares 1-30 Laddered Treasury Portfolio(a)	$90,250
2,194	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	64,569
1,873	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)	80,633
1,258	PowerShares FTSE RAFI US 1000 Portfolio(a)	132,228
323	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio(a)	38,655
4,061	PowerShares Fundamental High Yield® Corporate Bond Portfolio(a)	77,443
6,511	PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	167,203
7,714	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio(a)	193,004
3,405	PowerShares Preferred Portfolio(a)	51,552
2,217	PowerShares Russell Top 200 Pure Growth Portfolio(a)	91,632
1,950	PowerShares S&P 500® Low Volatility Portfolio(a)	88,257
1,499	PowerShares S&P International Developed Low Volatility Portfolio(a)	49,572
886	PowerShares S&P MidCap Low Volatility Portfolio(a)	38,833
2,773	PowerShares Senior Loan Portfolio(a)	64,528
1,304	Vanguard Short-Term Inflation-Protected Securities ETF	64,366

	Total Exchange-Traded Funds (Cost $1,257,515)	1,292,725

	Money Market Fund - 0.0%
70	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b) (Cost $70)	70

	Total Investments (Cost $1,257,585)(c) - 100.0%	1,292,795
	Other assets less liabilities - (0.0)%	(54)

	Net Assets - 100.0%	$1,292,741

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period February 21, 2017 (commencement of investment operations) through July 31, 2017.

	Value February 21, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$—	$91,946	$(3,366)	$1,617	$53	$90,250	$761
PowerShares Emerging Markets Sovereign Debt Portfolio	—	64,188	(729)	1,104	6	64,569	1,322
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	80,381	(6,547)	6,542	257	80,633	1,223
PowerShares FTSE RAFI US 1000 Portfolio	—	132,680	(1,972)	1,524	(4)	132,228	743
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	—	39,534	(948)	78	(9)	38,655	126
PowerShares Fundamental High Yield® Corporate Bond Portfolio	—	77,071	(245)	618	(1)	77,443	1,333
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	—	166,758	(1,628)	2,068	5	167,203	1,770
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	—	193,719	(722)	11	(4)	193,004	1,429
PowerShares Preferred Portfolio	—	50,664	(638)	1,520	6	51,552	1,190
PowerShares Russell Top 200 Pure Growth Portfolio	—	89,271	(8,698)	10,587	472	91,632	301
PowerShares S&P 500® Low Volatility Portfolio	—	89,022	(4,998)	4,074	159	88,257	793
PowerShares S&P International Developed Low Volatility Portfolio	—	47,618	(2,601)	4,452	103	49,572	542
PowerShares S&P MidCap Low Volatility Portfolio		39,269	(1,570)	1,098	36	38,833	132
PowerShares Senior Loan Portfolio	—	64,693	(116)	(49)	—	64,528	868

Total Investments in Affiliates	$—	$1,226,814	$(34,778)	$35,244	$1,079	$1,228,359	$12,533

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	In the Fund’s initial year of operations, the cost of investment for tax purpose will not reflect any tax adjustments until its fiscal year-end reporting period. At July 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $35,210, which consisted of aggregate gross unrealized appreciation of $35,294 and aggregate gross unrealized depreciation of $84.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 37.4%
	Consumer Discretionary - 8.6%
492	Bed Bath & Beyond, Inc.	$14,711
260	Best Buy Co., Inc.	15,168
55	Chipotle Mexican Grill, Inc.(b)	18,907
581	Discovery Communications, Inc., Class A(b)	14,293
241	DISH Network Corp., Class A(b)	15,431
301	Foot Locker, Inc.	14,204
1,341	Ford Motor Co.	15,046
656	Gap, Inc. (The)	15,633
432	General Motors Co.	15,543
886	Goodyear Tire & Rubber Co. (The)	27,918
383	Lennar Corp., Class A	20,085
644	Macy’s, Inc.	15,295
533	PulteGroup, Inc.	13,016
236	Signet Jewelers Ltd.	14,434
290	Target Corp.	16,434
196	Tiffany & Co.	18,720
248	Tractor Supply Co.	13,918
214	TripAdvisor, Inc.(b)	8,350
922	Twenty-First Century Fox, Inc., Class B	26,452
109	Ulta Beauty, Inc.(b)	27,382
143	Walt Disney Co. (The)	15,720
147	Wynn Resorts Ltd.	19,013

		375,673

	Consumer Staples - 3.3%
362	Archer-Daniels-Midland Co.	15,269
190	CVS Health Corp.	15,187
175	Molson Coors Brewing Co., Class B	15,571
172	Procter & Gamble Co. (The)	15,621
941	Sysco Corp.	49,515
246	Tyson Foods, Inc., Class A	15,587
201	Wal-Mart Stores, Inc.	16,078

		142,828

	Energy - 4.3%
216	Andeavor(b)	21,499
825	Baker Hughes A GE Co.	30,434
944	Cabot Oil & Gas Corp.	23,477
343	EQT Corp.	21,849
187	Exxon Mobil Corp.	14,968
515	Hess Corp.	22,938
286	Marathon Petroleum Corp.	16,013
2,581	Transocean Ltd.(b)	22,326
225	Valero Energy Corp.	15,518

		189,022

	Financials - 1.2%
175	CBOE Holdings, Inc.	16,543
244	Willis Towers Watson PLC	36,326

		52,869

	Health Care - 1.7%
249	Baxter International, Inc.	15,060
54	Biogen, Inc.(b)	15,638
222	Envision Healthcare Corp.(b)	12,527
203	Mallinckrodt PLC(b)	9,297
280	Perrigo Co. PLC	20,978

		73,500

	Industrials - 3.6%
848	Arconic, Inc.	21,022
92	Cummins, Inc.	15,447
278	Delta Air Lines, Inc.	13,722

192	Eaton Corp. PLC	$15,024
251	Flowserve Corp.	10,324
327	Fluor Corp.	14,201
203	Kansas City Southern	20,947
326	Pentair PLC (United Kingdom)	20,561
285	Quanta Services, Inc.(b)	9,613
198	United Continental Holdings, Inc.(b)	13,401

		154,262

	Information Technology - 7.3%
109	Alliance Data Systems Corp.	26,316
380	Autodesk, Inc.(b)	42,100
487	Cisco Systems, Inc.	15,316
497	Corning, Inc.	14,483
545	DXC Technology Co.	42,717
436	eBay, Inc.(b)	15,578
894	Hewlett Packard Enterprise Co.	15,654
441	Intel Corp.	15,642
303	Motorola Solutions, Inc.	27,476
245	Qorvo, Inc.(b)	16,797
273	QUALCOMM, Inc.	14,521
1,201	Symantec Corp.	37,219
167	VeriSign, Inc.(b)	16,896
908	Western Union Co. (The)	17,933

		318,648

	Materials - 1.8%
669	Ball Corp.	28,031
459	CF Industries Holdings, Inc.	13,472
280	Eastman Chemical Co.	23,285
256	Nucor Corp.	14,763

		79,551

	Real Estate - 2.2%
574	CBRE Group, Inc., Class A(b)	21,806
226	Equity Residential REIT	15,382
655	GGP, Inc. REIT	14,809
261	Macerich Co. (The) REIT	14,979
72	Public Storage REIT	14,801
219	Ventas, Inc. REIT	14,750

		96,527

	Telecommunication Services - 0.7%
397	AT&T, Inc.	15,483
638	CenturyLink, Inc.	14,846

		30,329

	Utilities - 2.7%
181	Duke Energy Corp.	15,407
252	Eversource Energy	15,319
856	FirstEnergy Corp.	27,315
109	NextEra Energy, Inc.	15,924
179	Pinnacle West Capital Corp.	15,525
226	SCANA Corp.	14,547
319	Southern Co. (The)	15,290

		119,327

	Total Common Stocks and Other Equity Interests (Cost $1,622,037)	1,632,536

	Money Market Fund - 59.0%
2,576,650	Invesco Short-Term Investment Trust - Treasury Portfolio - Institutional Class, 0.91%(c)(d) (Cost $2,576,650)	2,576,650

	Total Investments (Cost $4,198,687)(e) - 96.4%	4,209,186
	Other assets less liabilities - 3.6%	155,509

	Net Assets - 100.0%	$4,364,695

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

Schedule of Investments(a)

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,216,361. The net unrealized depreciation was $7,175, which consisted of aggregate gross unrealized appreciation of $120,136 and aggregate gross unrealized depreciation of $127,311.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
08/22/2017	Morgan Stanley	CHF	419,228	USD	440,800	$435,146	$5,654
08/22/2017	Morgan Stanley	JPY	27,455,460	USD	245,900	248,739	(2,839)
08/22/2017	Morgan Stanley	SEK	5,365,052	USD	650,000	664,166	(14,166)
08/22/2017	Morgan Stanley	USD	212,500	AUD	268,168	214,027	1,527
08/22/2017	Morgan Stanley	USD	252,300	CAD	318,480	254,762	2,462
08/22/2017	Morgan Stanley	USD	81,100	EUR	69,899	82,517	1,417
08/22/2017	Morgan Stanley	USD	41,300	GBP	31,686	41,807	507
08/22/2017	Morgan Stanley	USD	377,900	NOK	3,044,528	385,527	7,627
08/22/2017	Morgan Stanley	USD	371,600	NZD	505,162	378,579	6,979

Total Forward Foreign Currency Contracts - Currency Risk							$9,168

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	11	September-2017/Short	$(137,225)	$5,324
CBOE Volatility Index (VIX) Futures	5	October-2017/Long	65,875	(2,937)
CBOE Volatility Index (VIX) Futures	11	November-2017/Long	150,425	(2,726)
S&P 500 E-Mini Futures	13	September-2017/Short	(1,604,200)	(24,865)

Subtotal - Equity Risk				$(25,204)

Eurodollar Futures	49	June-2018/Short	(12,055,225)	9,694

Subtotal - Interest Rate Risk				$9,694

Total Futures Contracts				$(15,510)

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 96.3%
	Consumer Discretionary - 11.9%
83	Advance Auto Parts, Inc.	$9,297
444	Amazon.com, Inc.(b)	438,574
74	AutoNation, Inc.(b)	3,136
32	AutoZone, Inc.(b)	17,274
297	Best Buy Co., Inc.	17,327
223	BorgWarner, Inc.	10,423
208	CarMax, Inc.(b)	13,780
468	Carnival Corp.	31,253
412	CBS Corp., Class B	27,122
242	Charter Communications, Inc., Class A(b)	94,842
32	Chipotle Mexican Grill, Inc.(b)	11,001
314	Coach, Inc.	14,802
5,298	Comcast Corp., Class A	214,304
382	D.R. Horton, Inc.	13,634
139	Darden Restaurants, Inc.	11,659
300	Delphi Automotive PLC	27,126
172	Discovery Communications, Inc., Class A(b)	4,231
237	Discovery Communications, Inc., Class C(b)	5,482
255	DISH Network Corp., Class A(b)	16,328
283	Dollar General Corp.	21,270
265	Dollar Tree, Inc.(b)	19,101
136	Expedia, Inc.	21,280
147	Foot Locker, Inc.	6,937
4,378	Ford Motor Co.	49,121
247	Gap, Inc. (The)	5,886
129	Garmin Ltd.	6,475
1,537	General Motors Co.	55,301
166	Genuine Parts Co.	14,098
281	Goodyear Tire & Rubber Co. (The)	8,854
232	H&R Block, Inc.	7,076
407	Hanesbrands, Inc.	9,328
196	Harley-Davidson, Inc.	9,539
127	Hasbro, Inc.	13,447
229	Hilton Worldwide Holdings, Inc.	14,319
1,338	Home Depot, Inc. (The)	200,165
442	Interpublic Group of Cos., Inc. (The)	9,552
191	Kohl’s Corp.	7,898
269	L Brands, Inc.	12,479
148	Leggett & Platt, Inc.	7,131
227	Lennar Corp., Class A	11,904
345	LKQ Corp.(b)	11,923
961	Lowe’s Cos., Inc.	74,381
341	Macy’s, Inc.	8,099
347	Marriott International, Inc., Class A	36,154
383	Mattel, Inc.	7,668
912	McDonald’s Corp.	141,488
540	MGM Resorts International	17,782
175	Michael Kors Holdings Ltd.(b)	6,377
71	Mohawk Industries, Inc.(b)	17,678
482	Netflix, Inc.(b)	87,560
540	Newell Brands, Inc.	28,469
428	News Corp., Class A	6,125
134	News Corp., Class B	1,970
1,483	NIKE, Inc., Class B	87,571
125	Nordstrom, Inc.	6,071
261	Omnicom Group, Inc.	20,551
102	O’Reilly Automotive, Inc.(b)	20,839
56	Priceline Group, Inc. (The)(b)	113,596
318	PulteGroup, Inc.	7,766
88	PVH Corp.	10,498

62	Ralph Lauren Corp., Class A	$4,690
439	Ross Stores, Inc.	24,285
188	Royal Caribbean Cruises Ltd.	21,257
107	Scripps Networks Interactive, Inc., Class A	9,353
77	Signet Jewelers Ltd.	4,709
730	Staples, Inc.	7,410
1,620	Starbucks Corp.	87,448
617	Target Corp.	34,965
120	Tiffany & Co.	11,461
868	Time Warner, Inc.	88,901
720	TJX Cos., Inc. (The)	50,623
144	Tractor Supply Co.	8,081
124	TripAdvisor, Inc.(b)	4,838
1,177	Twenty-First Century Fox, Inc., Class A	34,251
544	Twenty-First Century Fox, Inc., Class B	15,607
66	Ulta Beauty, Inc.(b)	16,580
207	Under Armour, Inc., Class C(b)	3,749
207	Under Armour, Inc., Class A(b)	4,144
358	VF Corp.	22,264
395	Viacom, Inc., Class B	13,793
1,629	Walt Disney Co. (The)	179,076
84	Whirlpool Corp.	14,942
117	Wyndham Worldwide Corp.	12,211
90	Wynn Resorts Ltd.	11,641
370	Yum! Brands, Inc.	27,928

		2,919,529

	Consumer Staples - 8.3%
2,162	Altria Group, Inc.	140,465
639	Archer-Daniels-Midland Co.	26,953
198	Brown-Forman Corp., Class B	9,781
215	Campbell Soup Co.	11,358
279	Church & Dwight Co., Inc.	14,885
144	Clorox Co. (The)	19,223
4,304	Coca-Cola Co. (The)	197,295
988	Colgate-Palmolive Co.	71,334
452	Conagra Brands, Inc.	15,477
192	Constellation Brands, Inc., Class A	37,123
491	Costco Wholesale Corp.	77,828
527	Coty, Inc., Class A	10,793
1,140	CVS Health Corp.	91,120
206	Dr Pepper Snapple Group, Inc.	18,779
251	Estee Lauder Cos., Inc. (The), Class A	24,847
645	General Mills, Inc.	35,901
156	Hershey Co. (The)	16,428
302	Hormel Foods Corp.	10,319
131	JM Smucker Co. (The)	15,969
283	Kellogg Co.	19,244
397	Kimberly-Clark Corp.	48,895
668	Kraft Heinz Co. (The)	58,423
1,020	Kroger Co. (The)	25,010
127	McCormick & Co., Inc.	12,103
206	Molson Coors Brewing Co., Class B	18,330
1,699	Mondelez International, Inc., Class A	74,790
451	Monster Beverage Corp.(b)	23,790
1,599	PepsiCo, Inc.	186,459
1,739	Philip Morris International, Inc.	202,959
2,863	Procter & Gamble Co. (The)	260,018
550	Sysco Corp.	28,941
323	Tyson Foods, Inc., Class A	20,465
955	Walgreens Boots Alliance, Inc.	77,040
1,653	Wal-Mart Stores, Inc.	132,224
357	Whole Foods Market, Inc.	14,908

		2,049,477

	Energy - 5.8%
626	Anadarko Petroleum Corp.	28,589
170	Andeavor(b)	16,920
425	Apache Corp.	21,029
476	Baker Hughes A GE Co.	17,560
521	Cabot Oil & Gas Corp.	12,957
854	Chesapeake Energy Corp.(b)	4,236
2,121	Chevron Corp.	231,592
107	Cimarex Energy Co.	10,596

Schedule of Investments(a)

166	Concho Resources, Inc.(b)	$21,623
1,383	ConocoPhillips	62,747
587	Devon Energy Corp.	19,553
646	EOG Resources, Inc.	61,460
194	EQT Corp.	12,358
4,743	Exxon Mobil Corp.	379,630
970	Halliburton Co.	41,167
122	Helmerich & Payne, Inc.	6,176
302	Hess Corp.	13,451
2,149	Kinder Morgan, Inc.	43,904
949	Marathon Oil Corp.	11,606
580	Marathon Petroleum Corp.	32,474
426	National Oilwell Varco, Inc.	13,935
223	Newfield Exploration Co.(b)	6,407
510	Noble Energy, Inc.	14,744
856	Occidental Petroleum Corp.	53,012
425	ONEOK, Inc.	24,042
491	Phillips 66	41,121
190	Pioneer Natural Resources Co.	30,989
211	Range Resources Corp.	4,454
1,555	Schlumberger Ltd.	106,673
522	TechnipFMC PLC (United Kingdom)(b)	14,898
500	Valero Energy Corp.	34,485
924	Williams Cos., Inc. (The)	29,365

		1,423,753

	Financials - 14.0%
64	Affiliated Managers Group, Inc.	11,893
444	Aflac, Inc.	35,409
408	Allstate Corp. (The)	37,128
840	American Express Co.	71,593
984	American International Group, Inc.	64,403
171	Ameriprise Financial, Inc.	24,775
293	Aon PLC	40,484
200	Arthur J. Gallagher & Co.	11,758
62	Assurant, Inc.	6,527
11,141	Bank of America Corp.	268,721
1,164	Bank of New York Mellon Corp. (The)	61,727
908	BB&T Corp.	42,967
2,126	Berkshire Hathaway, Inc., Class B(b)	371,986
136	BlackRock, Inc.	58,008
540	Capital One Financial Corp.	46,537
103	CBOE Holdings, Inc.	9,737
1,361	Charles Schwab Corp. (The)	58,387
523	Chubb Ltd.	76,599
168	Cincinnati Financial Corp.	12,795
3,082	Citigroup, Inc.	210,963
566	Citizens Financial Group, Inc.	19,855
380	CME Group, Inc.	46,596
198	Comerica, Inc.	14,317
426	Discover Financial Services	25,960
307	E*TRADE Financial Corp.(b)	12,587
47	Everest Re Group Ltd.	12,332
838	Fifth Third Bancorp	22,375
383	Franklin Resources, Inc.	17,151
410	Goldman Sachs Group, Inc. (The)	92,385
411	Hartford Financial Services Group, Inc. (The)	22,605
1,216	Huntington Bancshares, Inc.	16,112
662	Intercontinental Exchange, Inc.	44,162
460	Invesco Ltd.(c)	15,994
3,977	JPMorgan Chase & Co.	365,089
1,226	KeyCorp	22,117
362	Leucadia National Corp.	9,423
251	Lincoln National Corp.	18,338
309	Loews Corp.	15,042
173	M&T Bank Corp.	28,225
576	Marsh & McLennan Cos., Inc.	44,911
1,209	MetLife, Inc.	66,495
186	Moody’s Corp.	24,483
1,594	Morgan Stanley	74,759
128	Nasdaq, Inc.	9,519
319	Navient Corp.	4,705

242	Northern Trust Corp.	$21,177
386	People’s United Financial, Inc.	6,732
541	PNC Financial Services Group, Inc. (The)	69,681
300	Principal Financial Group, Inc.	20,025
649	Progressive Corp. (The)	30,587
480	Prudential Financial, Inc.	54,350
144	Raymond James Financial, Inc.	11,979
1,344	Regions Financial Corp.	19,622
289	S&P Global, Inc.	44,388
396	State Street Corp.	36,919
541	SunTrust Banks, Inc.	30,994
861	Synchrony Financial	26,106
270	T. Rowe Price Group, Inc.	22,334
122	Torchmark Corp.	9,634
312	Travelers Cos., Inc. (The)	39,964
1,774	U.S. Bancorp	93,632
255	Unum Group	12,783
5,035	Wells Fargo & Co.	271,588
142	Willis Towers Watson PLC	21,141
293	XL Group Ltd. (Bermuda)	13,009
227	Zions Bancorporation	10,288

		3,434,867

	Health Care - 13.8%
1,942	Abbott Laboratories	95,508
1,782	AbbVie, Inc.	124,580
371	Aetna, Inc.	57,249
361	Agilent Technologies, Inc.	21,584
252	Alexion Pharmaceuticals, Inc.(b)	34,610
85	Align Technology, Inc.(b)	14,215
376	Allergan PLC	94,876
186	AmerisourceBergen Corp.	17,450
824	Amgen, Inc.	143,796
297	Anthem, Inc.	55,304
545	Baxter International, Inc.	32,962
255	Becton, Dickinson and Co.	51,357
239	Biogen, Inc.(b)	69,212
1,533	Boston Scientific Corp.(b)	40,808
1,843	Bristol-Myers Squibb Co.	104,867
82	C.R. Bard, Inc.	26,289
353	Cardinal Health, Inc.	27,273
873	Celgene Corp.(b)	118,213
193	Centene Corp.(b)	15,328
329	Cerner Corp.(b)	21,178
287	Cigna Corp.	49,812
55	Cooper Cos., Inc. (The)	13,413
683	Danaher Corp.	55,658
175	DaVita, Inc.(b)	11,336
257	DENTSPLY Sirona, Inc.	15,942
235	Edwards Lifesciences Corp.(b)	27,067
1,087	Eli Lilly & Co.	89,851
132	Envision Healthcare Corp.(b)	7,449
663	Express Scripts Holding Co.(b)	41,530
1,462	Gilead Sciences, Inc.	111,244
321	HCA Healthcare, Inc.(b)	25,789
89	Henry Schein, Inc.(b)	16,217
314	Hologic, Inc.(b)	13,882
162	Humana, Inc.	37,454
99	IDEXX Laboratories, Inc.(b)	16,480
164	Illumina, Inc.(b)	28,511
190	Incyte Corp.(b)	25,325
42	Intuitive Surgical, Inc.(b)	39,407
3,015	Johnson & Johnson	400,151
114	Laboratory Corp. of America Holdings(b)	18,116
236	McKesson Corp.	38,201
1,532	Medtronic PLC	128,642
3,061	Merck & Co., Inc.	195,537
29	Mettler-Toledo International, Inc.(b)	16,619
516	Mylan NV(b)	20,119
92	Patterson Cos., Inc.	3,838
124	PerkinElmer, Inc.	8,163
160	Perrigo Co. PLC	11,987
6,680	Pfizer, Inc.	221,509

Schedule of Investments(a)

153	Quest Diagnostics, Inc.	$16,571
86	Regeneron Pharmaceuticals, Inc.(b)	42,279
158	ResMed, Inc.	12,185
347	Stryker Corp.	51,044
437	Thermo Fisher Scientific, Inc.	76,707
1,079	UnitedHealth Group, Inc.	206,963
100	Universal Health Services, Inc., Class B	11,083
103	Varian Medical Systems, Inc.(b)	10,003
278	Vertex Pharmaceuticals, Inc.(b)	42,206
90	Waters Corp.(b)	15,610
225	Zimmer Biomet Holdings, Inc.	27,297
549	Zoetis, Inc.	34,323

		3,402,179

	Industrials - 9.8%
669	3M Co.	134,583
165	A.O. Smith Corp.	8,836
50	Acuity Brands, Inc.	10,133
139	Alaska Air Group, Inc.	11,847
107	Allegion PLC	8,693
551	American Airlines Group, Inc.	27,792
258	AMETEK, Inc.	15,888
493	Arconic, Inc.	12,221
628	Boeing Co. (The)	152,265
157	C.H. Robinson Worldwide, Inc.	10,299
659	Caterpillar, Inc.	75,093
97	Cintas Corp.	13,080
1,032	CSX Corp.	50,919
173	Cummins, Inc.	29,047
330	Deere & Co.	42,332
824	Delta Air Lines, Inc.	40,673
175	Dover Corp.	14,700
500	Eaton Corp. PLC	39,125
721	Emerson Electric Co.	42,979
135	Equifax, Inc.	19,634
202	Expeditors International of Washington, Inc.	11,894
324	Fastenal Co.	13,919
275	FedEx Corp.	57,208
146	Flowserve Corp.	6,005
156	Fluor Corp.	6,775
337	Fortive Corp.	21,817
173	Fortune Brands Home & Security, Inc.	11,361
317	General Dynamics Corp.	62,237
9,749	General Electric Co.	249,672
853	Honeywell International, Inc.	116,110
355	IHS Markit Ltd.(b)	16,561
348	Illinois Tool Works, Inc.	48,967
287	Ingersoll-Rand PLC	25,222
96	J.B. Hunt Transport Services, Inc.	8,708
135	Jacobs Engineering Group, Inc.	7,117
1,049	Johnson Controls International PLC	40,859
119	Kansas City Southern	12,280
88	L3 Technologies, Inc.	15,397
278	Lockheed Martin Corp.	81,212
358	Masco Corp.	13,651
376	Nielsen Holdings PLC	16,172
325	Norfolk Southern Corp.	36,589
195	Northrop Grumman Corp.	51,310
393	PACCAR, Inc.	26,901
149	Parker-Hannifin Corp.	24,731
188	Pentair PLC (United Kingdom)	11,857
166	Quanta Services, Inc.(b)	5,599
326	Raytheon Co.	55,997
257	Republic Services, Inc.	16,505
142	Robert Half International, Inc.	6,426
144	Rockwell Automation, Inc.	23,764
182	Rockwell Collins, Inc.	19,388
114	Roper Technologies, Inc.	26,500
65	Snap-on, Inc.	10,023
677	Southwest Airlines Co.	37,580
172	Stanley Black & Decker, Inc.	24,199
96	Stericycle, Inc.(b)	7,400

299	Textron, Inc.	$14,690
55	TransDigm Group, Inc.	15,518
903	Union Pacific Corp.	92,973
315	United Continental Holdings, Inc.(b)	21,319
770	United Parcel Service, Inc., Class B	84,923
95	United Rentals, Inc.(b)	11,301
834	United Technologies Corp.	98,887
172	Verisk Analytics, Inc.(b)	15,009
61	W.W. Grainger, Inc.	10,171
455	Waste Management, Inc.	34,193
202	Xylem, Inc.	11,459

		2,398,495

	Information Technology - 21.9%
693	Accenture PLC, Class A	89,272
776	Activision Blizzard, Inc.	47,941
553	Adobe Systems, Inc.(b)	81,009
866	Advanced Micro Devices, Inc.(b)	11,786
193	Akamai Technologies, Inc.(b)	9,098
63	Alliance Data Systems Corp.	15,210
333	Alphabet, Inc., Class A(b)	314,852
334	Alphabet, Inc., Class C(b)	310,787
342	Amphenol Corp., Class A	26,204
411	Analog Devices, Inc.	32,473
96	ANSYS, Inc.(b)	12,437
5,837	Apple, Inc.	868,137
1,203	Applied Materials, Inc.	53,305
217	Autodesk, Inc.(b)	24,041
500	Automatic Data Processing, Inc.	59,455
449	Broadcom Ltd.	110,750
351	CA, Inc.	10,895
5,597	Cisco Systems, Inc.	176,026
170	Citrix Systems, Inc.(b)	13,427
659	Cognizant Technology Solutions Corp., Class A	45,682
1,029	Corning, Inc.	29,985
163	CSRA, Inc.	5,315
317	DXC Technology Co.	24,847
1,125	eBay, Inc.(b)	40,196
347	Electronic Arts, Inc.(b)	40,509
72	F5 Networks, Inc.(b)	8,694
2,646	Facebook, Inc., Class A(b)	447,836
370	Fidelity National Information Services, Inc.	33,751
237	Fiserv, Inc.(b)	30,455
153	FLIR Systems, Inc.	5,710
102	Gartner, Inc.(b)	13,089
171	Global Payments, Inc.	16,137
137	Harris Corp.	15,682
1,861	Hewlett Packard Enterprise Co.	32,586
1,885	HP, Inc.	36,004
5,271	Intel Corp.	186,962
956	International Business Machines Corp.	138,305
272	Intuit, Inc.	37,321
428	Juniper Networks, Inc.	11,963
176	KLA-Tencor Corp.	16,303
181	Lam Research Corp.	28,862
1,050	Mastercard, Inc., Class A	134,190
257	Microchip Technology, Inc.	20,570
1,164	Micron Technology, Inc.(b)	32,732
8,643	Microsoft Corp.	628,346
183	Motorola Solutions, Inc.	16,594
303	NetApp, Inc.	13,156
666	NVIDIA Corp.	108,232
3,363	Oracle Corp.	167,915
357	Paychex, Inc.	20,652
1,250	PayPal Holdings, Inc.(b)	73,188
142	Qorvo, Inc.(b)	9,736
1,653	QUALCOMM, Inc.	87,923
199	Red Hat, Inc.(b)	19,675
748	salesforce.com, inc.(b)	67,918
332	Seagate Technology PLC	10,943
207	Skyworks Solutions, Inc.	21,708
681	Symantec Corp.	21,104

Schedule of Investments(a)

169	Synopsys, Inc.(b)	$12,940
397	TE Connectivity Ltd.	31,915
1,115	Texas Instruments, Inc.	90,739
185	Total System Services, Inc.	11,740
99	VeriSign, Inc.(b)	10,016
2,066	Visa, Inc., Class A	205,691
326	Western Digital Corp.	27,749
527	Western Union Co. (The)	10,408
238	Xerox Corp.	7,299
277	Xilinx, Inc.	17,523

		5,393,901

	Materials - 2.8%
244	Air Products & Chemicals, Inc.	34,685
125	Albemarle Corp.	14,475
99	Avery Dennison Corp.	9,200
392	Ball Corp.	16,425
261	CF Industries Holdings, Inc.	7,660
1,258	Dow Chemical Co. (The)	80,814
970	E.I. du Pont de Nemours & Co.	79,744
164	Eastman Chemical Co.	13,638
292	Ecolab, Inc.	38,448
150	FMC Corp.	11,457
1,488	Freeport-McMoRan, Inc.(b)	21,754
89	International Flavors & Fragrances, Inc.	11,853
462	International Paper Co.	25,401
370	LyondellBasell Industries NV, Class A	33,333
70	Martin Marietta Materials, Inc.	15,850
491	Monsanto Co.	57,359
393	Mosaic Co. (The)	9,487
596	Newmont Mining Corp.	22,153
357	Nucor Corp.	20,588
106	Packaging Corp. of America	11,605
287	PPG Industries, Inc.	30,207
320	Praxair, Inc.	41,651
219	Sealed Air Corp.	9,529
91	Sherwin-Williams Co. (The)	30,691
148	Vulcan Materials Co.	18,222
281	WestRock Co.	16,135

		682,364

	Real Estate - 2.8%
102	Alexandria Real Estate Equities, Inc. REIT	12,367
475	American Tower Corp. REIT	64,757
176	Apartment Investment & Management Co., Class A REIT	8,017
154	AvalonBay Communities, Inc. REIT	29,622
173	Boston Properties, Inc. REIT	20,917
336	CBRE Group, Inc., Class A(b)	12,765
451	Crown Castle International Corp. REIT	45,361
179	Digital Realty Trust, Inc. REIT	20,646
398	Duke Realty Corp. REIT	11,379
88	Equinix, Inc. REIT	39,664
411	Equity Residential REIT	27,973
73	Essex Property Trust, Inc. REIT	19,104
141	Extra Space Storage, Inc. REIT	11,209
82	Federal Realty Investment Trust REIT	10,876
651	GGP, Inc. REIT	14,719
524	HCP, Inc. REIT	16,585
827	Host Hotels & Resorts, Inc. REIT	15,432
274	Iron Mountain, Inc. REIT	9,982
476	Kimco Realty Corp. REIT	9,606
134	Macerich Co. (The) REIT	7,690
128	Mid-America Apartment Communities, Inc. REIT	13,252
594	Prologis, Inc. REIT	36,121
168	Public Storage REIT	34,536
305	Realty Income Corp. REIT	17,403
164	Regency Centers Corp. REIT	10,860
349	Simon Property Group, Inc. REIT	55,316
114	SL Green Realty Corp. REIT	11,773
299	UDR, Inc. REIT	11,688
397	Ventas, Inc. REIT	26,738
193	Vornado Realty Trust REIT	15,314

410	Welltower, Inc. REIT	$30,090
839	Weyerhaeuser Co. REIT	27,704

		699,466

	Telecommunication Services - 2.1%
6,883	AT&T, Inc.	268,437
614	CenturyLink, Inc.	14,288
328	Level 3 Communications, Inc.(b)	19,247
4,566	Verizon Communications, Inc.	220,994

		522,966

	Utilities - 3.1%
738	AES Corp. (The)	8,251
255	Alliant Energy Corp.	10,335
271	Ameren Corp.	15,203
550	American Electric Power Co., Inc.	38,797
199	American Water Works Co., Inc.	16,139
482	CenterPoint Energy, Inc.	13,588
314	CMS Energy Corp.	14,519
342	Consolidated Edison, Inc.	28,338
704	Dominion Energy, Inc.	54,335
200	DTE Energy Co.	21,412
783	Duke Energy Corp.	66,649
365	Edison International	28,718
200	Entergy Corp.	15,344
354	Eversource Energy	21,520
1,037	Exelon Corp.	39,759
496	FirstEnergy Corp.	15,827
524	NextEra Energy, Inc.	76,551
362	NiSource, Inc.	9,434
354	NRG Energy, Inc.	8,715
571	PG&E Corp.	38,651
126	Pinnacle West Capital Corp.	10,928
763	PPL Corp.	29,246
565	Public Service Enterprise Group, Inc.	25,408
160	SCANA Corp.	10,299
281	Sempra Energy	31,756
1,112	Southern Co. (The)	53,298
353	WEC Energy Group, Inc.	22,228
567	Xcel Energy, Inc.	26,825

		752,073

	Total Investments (Cost $21,132,909)(d) - 96.3%	23,679,070
	Other assets less liabilities - 3.7%	902,492

	Net Assets - 100.0%	$24,581,562

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser. is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
Invesco Ltd.	$71,152	$—	$(70,107)	$15,237	$(288)	$15,994	$1,743

(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $22,569,892. The net unrealized appreciation was $1,109,178, which consisted of aggregate gross unrealized appreciation of $3,228,432 and aggregate gross unrealized depreciation of $2,119,254.

Schedule of Investments(a)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized (Depreciation)
CBOE Volatility Index (VIX) Futures	50	August-2017/Long	$563,750	$(43,900)
CBOE Volatility Index (VIX) Futures	27	September-2017/Long	336,825	(4,113)

Total Futures Contracts - Equity Risk				$(48,013)

Schedule of Investments

PowerShares Variable Rate Investment Grade Portfolio (VRIG)

July 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes - 36.2%
	Auto Manufacturers - 3.4%
$600,000	Ford Motor Credit Co. LLC(a)	2.011%	08/12/2019	$602,599
1,050,000	Ford Motor Credit Co. LLC, Series 1(a)	2.058	03/12/2019	1,054,094
1,250,000	General Motors Financial Co., Inc.(a)	2.606	06/30/2022	1,258,437

				2,915,130

	Banks - 16.3%
1,750,000	Bank of America Corp.(a)	2.313	04/24/2023	1,759,982
1,000,000	Capital One NA(a)	2.461	01/30/2023	1,007,773
2,000,000	Citigroup, Inc.(a)	2.632	09/01/2023	2,045,032
1,500,000	Goldman Sachs Group, Inc. (The)(a)	2.674	04/23/2021	1,529,386
250,000	Goldman Sachs Group, Inc. (The), GMTN(a)	3.064	10/28/2027	260,818
1,500,000	JPMorgan Chase & Co., Series 1	7.900	10/30/2165	1,560,000
500,000	Morgan Stanley(a)	2.243	07/22/2022	500,867
1,500,000	Morgan Stanley, GMTN(a)	2.707	04/21/2021	1,549,475
1,000,000	UBS Group Funding Switzerland AG (Switzerland)(a)(b)	2.841	02/01/2022	1,031,711
1,100,000	USB Realty Corp.(a)(b)	2.451	12/31/2049	974,188
500,000	Wells Fargo & Co.(a)	2.541	10/31/2023	510,545
1,000,000	Wells Fargo & Co., Series K	7.980	03/29/2049	1,037,500

				13,767,277

	Building Materials - 0.9%
750,000	Vulcan Materials Co.(a)	1.846	06/15/2020	749,878

	Computers - 1.9%
1,500,000	Dell International LLC / EMC Corp.(b)	5.875	06/15/2021	1,576,875

	Healthcare-Services - 1.3%
1,000,000	HCA, Inc.	6.500	02/15/2020	1,095,000

	Insurance - 3.3%
1,750,000	Chubb Corp. (The)(a)	3.554	04/15/2037	1,756,562
1,000,000	Jackson National Life Global Funding(a)(b)	2.023	06/27/2022	1,008,811

				2,765,373

	Miscellaneous Manufacturing - 2.2%
1,750,000	General Electric Co., Series D	5.000	06/15/2166	1,845,156

	Oil & Gas - 1.8%
1,500,000	ConocoPhillips Co.(a)	2.082	05/15/2022	1,529,213

	Pipelines - 1.2%
1,050,000	TransCanada Pipelines Ltd. (Canada)(a)	3.392	05/15/2067	1,002,540

	Semiconductors - 0.6%
500,000	Qualcomm, Inc.(a)	2.041	01/30/2023	502,952

	Telecommunications - 3.3%
919,000	AT&T, Inc.(a)	2.217	02/14/2023	922,611
556,000	Sprint Communications, Inc.(b)	9.000	11/15/2018	602,565
1,250,000	Verizon Communications, Inc.(a)	2.250	03/16/2022	1,267,625

				2,792,801

	Total Corporate Bonds and Notes (Cost $30,135,924)			30,542,195

	U.S. Agency Mortgage Credit Risk Transfer - 20.6%(a)
	Structured Agency Credit Risk (STACR) - 19.4%)(c)
986,667	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-DNA2	2.432	10/25/2029	1,001,737
286,808	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ1	3.732	08/25/2024	290,928
2,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2	3.432	09/25/2024	2,591,393
180,169	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ3	3.882	10/25/2024	181,502
1,100,343	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ1	3.432	03/25/2025	1,115,324

Schedule of Investments

$669,299	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1	3.882%	03/25/2028	$688,611
433,739	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA2	4.032	05/25/2028	449,385
1,243,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1	4.132	07/25/2028	1,294,987
1,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA3	3.232	12/25/2028	1,026,975
1,608,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1	3.982	09/25/2028	1,672,440
2,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3	2.582	03/25/2029	2,547,631
1,250,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA4	2.532	04/25/2029	1,264,130
800,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M3, Series 2015-DN1	5.382	01/25/2025	866,405
1,250,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M3, Series 2015-HQ1	5.032	03/25/2025	1,358,782

				16,350,230

	Connecticut Avenue Securities (CAS) - 1.2%(d)
284,254	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C01	3.332	08/25/2028	287,420
742,833	Federal National Mortgage Association (FNMA), Class 2M1, Series 2017-C02	2.382	09/25/2029	749,952

				1,037,372

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $17,304,225)			17,387,602

	U. S. Government Sponsored Agency Mortgage-Backed Securities - 14.3%(a)
	Collateralized Mortgage Obligations - 6.7%
1,898,984	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F4, Series 2014-330	1.401	10/15/2037	1,897,805
1,270,005	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F2, Series 2016-350	1.577	09/15/2040	1,271,689
821,839	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2017-4683	1.401	09/15/2038	822,002
1,632,467	Federal National Mortgage Association (FNMA), REMICs, Class FB, Series 2014-92	1.371	01/25/2045	1,631,807

				5,623,303

	Federal Home Loan Mortgage Corp. (FHLMC) - 2.8%
763,724	Federal Home Loan Mortgage Corp. (FHLMC)	3.251	06/01/2037	792,875
1,500,911	Federal Home Loan Mortgage Corp. (FHLMC)	3.284	11/01/2038	1,578,106

				2,370,981

	Federal National Mortgage Corp. (FNMA) - 4.8%
311,117	Federal National Mortgage Association (FNMA)	3.364	02/01/2035	312,367
260,288	Federal National Mortgage Association (FNMA)	2.892	07/01/2035	271,753
2,375,984	Federal National Mortgage Association (FNMA)	3.025	07/01/2035	2,519,846
910,995	Federal National Mortgage Association (FNMA)	3.461	03/01/2037	954,870

				4,058,836

	Total U. S. Government Sponsored Agency Mortgage-Backed Securities (Cost $12,107,391)			12,053,120

	Collateralized Mortgage Obligations - 3.6%(a)
614,594	Adjustable Rate Mortgage Trust, Class 6A1, Series 2004-2	3.403	02/25/2035	614,750
417,834	Bear Stearns Adjustable Rate Mortgage Trust, Class A2, Series 2005-2	3.636	03/25/2035	423,172
686,186	Bear Stearns Adjustable Rate Mortgage Trust, Class 6A, Series 2003-7	3.305	10/25/2033	691,659
450,469	Bear Stearns Adjustable Rate Mortgage Trust, Class 4A1, Series 2003-8	3.486	01/25/2034	454,192
189,097	Merrill Lynch Mortgage Investors Trust Series, Class A5, Series 2005-A2	2.976	02/25/2035	193,034
236,231	WAMU Mortgage Pass-Through Certificates Trust, Class A2, Series 2004-AR3	3.136	06/25/2034	240,225
468,280	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2005-AR12	3.209	05/25/2035	477,286

	Total Collateralized Mortgage Obligations (Cost $3,089,809)			3,094,318

	Commercial Mortgage-Backed Securities - 12.8%(a)(b)
500,000	CLNS Trust, Class A, Series 2017-IKPR	1.887	06/11/2032	501,640
1,900,000	Cold Storage Trust, Class A, Series 2017-ICE3	2.226	04/15/2036	1,912,156
2,000,000	Commercial Mortgage Trust, Class B, Series 2014-FL5	3.376	10/15/2031	1,991,987
800,000	Hospitality Mortgage Trust, Class B, Series 2017-HIT	2.404	05/08/2030	804,829
500,000	Hospitality Mortgage Trust, Class C, Series 2017-HIT	2.574	05/08/2030	503,717
1,000,000	Prime Finance Partners, Class AS, Series 2015-2 (Cayman Islands)	3.224	07/14/2034	999,727
1,000,000	Rosslyn Portfolio Trust, Class B, Series 2017-ROSS	2.476	06/15/2033	1,003,275
1,500,000	Wells Fargo - Royal Bank of Scotland Commercial Mortgage Trust, Class AFL, Series 2012-C7	2.426	06/15/2045	1,531,657
1,500,000	Wells Fargo - Royal Bank of Scotland Commercial Mortgage Trust, Class AFL, Series 2012-C8	2.226	08/15/2045	1,526,818

	Total Commercial Mortgage-Backed Securities (Cost $10,701,214)			10,775,806

	U.S. Treasury Securities - 9.0%(a)
1,500,000	U.S. Treasury Floating Rate Notes	1.213	01/31/2019	1,502,824
2,300,000	U.S. Treasury Floating Rate Notes	1.143	04/30/2019	2,301,509

Schedule of Investments

$1,550,000	U.S. Treasury Floating Rate Notes	1.263%	04/30/2018	$1,552,463
2,200,000	U.S. Treasury Floating Rate Notes	1.247	07/31/2018	2,204,611

	Total U.S. Treasury Securities (Cost $7,553,618)			7,561,407

	Asset-Backed Securities - 2.8%(a)
250,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2	1.856	02/15/2024	253,671
1,147,262	Edsouth Indenture NO 9 LLC, Class A, Series 2015-1(b)	2.032	10/25/2056	1,149,258
997,679	Home Partners of America Trust, Class A, Series 2017-1(b)	2.043	07/17/2034	1,003,578

	Total Asset-Backed Securities (Cost $2,390,336)			2,406,507

Number of Shares
	Money Market Fund - 0.8%
712,016	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(e) (Cost $712,016)			712,016

	Total Investments (Cost $83,994,533)(f) - 100.1%			84,532,971
	Other assets less liabilities - (0.1)%			(109,784)

	Net Assets - 100.0%			$84,423,187

Investment Abbreviations:

GMTN - Global Medium-Term Note

STRIPS - Separately Traded Registered Interest and Principal Securities

REMICs - Real Estate Mortgage Investment Conduits

Notes to Schedule of Investments:

(a)	Interest or dividend rate is predetermined periodically. Rate shown is the rate was in effect at July 31, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $18,122,792, which represented 21.47% of the Fund’s Net Assets.
(c)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(d)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $83,994,533. The net unrealized appreciation was $538,438, which consisted of aggregate gross unrealized appreciation of $605,596 and aggregate gross unrealized depreciation of $67,158.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of July 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in PowerShares S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Multi-Strategy Alternative Portfolio
Equity Securities	$1,632,536	$—	$—	$1,632,536
Money Market Fund	2,576,650	—	—	2,576,650
Forward Foreign Currency Contracts(a)	—	9,168	—	9,168
Futures(a)	(15,510)	—	—	(15,510)

Total Investments	$4,193,676	$9,168	$—	$4,202,844

Variable Rate Investment Grade Portfolio
Corporate Bonds and Notes	$—	$30,542,195	$—	$30,542,195
U.S. Agency Mortgage Credit Risk Transfer	—	17,387,602	—	17,387,602
U. S. Government Sponsored Agency Mortgage-Backed Securities	—	12,053,120	—	12,053,120
Collateralized Mortgage Obligations	—	3,094,318	—	3,094,318
Commercial Mortgage-Backed Securities	—	10,775,806	—	10,775,806
U. S. Treasury Securities	—	7,561,407	—	7,561,407
Asset-Backed Securities	—	2,406,507	—	2,406,507
Money Market Fund	712,016	—	—	712,016

Total Investments	$712,016	$83,820,955	$—	$84,532,971

(a)	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

	Value
	PowerShares Multi-Strategy Alternative Portfolio				PowerShares S&P 500® Downside Hedged Portfolio
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$26,173	$—	$—	$26,173	$—	$—	$—	$—
Unrealized appreciation on futures contracts - Exchange-Traded(a)	—	5,324	9,694	15,018	—	—	—	—

Total Derivative Assets	$26,173	$5,324	$9,694	$41,191	$—	$—	$—	$—

Derivatives not subject to master netting agreements	—	(5,324)	(9,694)	(15,018)	—	—	—	—

Total Derivative Assets subject to master netting agreements	$26,173	$—	$—	$26,173	$—	$—	$—	$—

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation forward foreign currency contracts outstanding	$(17,005)	$—	$—	$(17,005)	$—	$—	$—	$—
Unrealized depreciation on futures contracts - Exchange-Traded(a)	—	(30,528)	—	(30,528)	—	(48,013)	—	(48,013)

Total Derivative Liabilities	$(17,005)	$(30,528)	$—	$(47,533)	$—	$(48,013)	$—	$(48,013)

Derivatives not subject to master netting agreements	—	30,528	—	30,528	—	48,013	—	48,013

Total Derivative Liabilities subject to master netting agreements	$(17,005)	$—	$—	$(17,005)	$—	$—	$—	$—

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Multi-Strategy Alternative Portfolio				PowerShares S&P 500® Downside Hedged Portfolio
	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$11,247	$—	$—	$11,247	$—	$—	$—	$—
Futures contracts	—	(330,562)	(94,974)	(425,536)	—	(3,481,296)	—	(3,481,296)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	4,875	—	—	4,875	—	—	—	—
Futures contracts	—	(76,368)	1,246	(75,122)	—	(106,289)	—	(106,289)

Total	$16,122	$(406,930)	$(93,728)	$(484,536)	$—	$(3,587,585)	$—	$(3,587,585)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares Multi-Strategy Alternative Portfolio	PowerShares S&P 500® Downside Hedged Portfolio
Forward foreign currency contracts	$3,592,493	$—
Futures contracts	18,656,148	2,149,183

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PowerShares Actively Managed Exchange-Traded Fund Trust

By (Signature and Title)     /s/ Daniel E. Draper

 Daniel E. Draper

 President

Date 9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Daniel E. Draper

 Daniel E. Draper

 President

Date 9/28/2017

By (Signature and Title)     /s/ Steven Hill

 Steven Hill

 Treasurer

Date 9/28/2017